Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
The following table presents the assets and liabilities of Park and HGV that were included in discontinued operations in our consolidated balance sheets:

	December 31,
	2016	2015
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$341	$76
Restricted cash and cash equivalents	160	147
Accounts receivable, net of allowance for doubtful accounts	250	212
Prepaid expenses	48	35
Inventories	527	430
Current portion of financing receivables, net	136	128
Other	16	16
Total current assets of discontinued operations (variable interest entities - $92 and $79)	1,478	1,044
Intangibles and Other Assets:
Goodwill	604	607
Management and franchise contracts, net	56	60
Other intangible assets, net	60	63
Property and equipment, net	8,589	8,708
Deferred income tax assets	35	19
Financing receivables, net	895	848
Investments in affiliates	81	99
Other	27	20
Total non-current assets of discontinued operations (variable interest entities - $405 and $326)	10,347	10,424
TOTAL ASSETS OF DISCONTINUED OPERATIONS	$11,825	$11,468
LIABILITIES
Current Liabilities:
Accounts payable, accrued expenses and other	$632	$587
Current maturities of long-term debt	65	109
Current maturities of timeshare debt	73	110
Income taxes payable	4	6
Total current liabilities of discontinued operations (variable interest entities - $81 and $113)	774	812
Long-term debt	3,437	3,948
Timeshare debt	621	392
Deferred revenues	22	32
Deferred income tax liabilities	2,797	2,755
Other	17	17
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS (variable interest entities - $506 and $369)	$7,668	$7,956

The following table presents the results of operations of Park and HGV that were included in discontinued operations in our consolidated statements of operations:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Franchise fees	$38	$35	$22
Base and other management fees	30	27	24
Owned and leased hotels	2,674	2,637	2,463
Timeshare	1,390	1,308	1,171
Other revenues	13	13	10
Other revenues from managed and franchised properties	136	119	124
Total revenues from discontinued operations	4,281	4,139	3,814

Expenses
Owned and leased hotels	1,805	1,754	1,666
Timeshare	948	897	767
Depreciation and amortization	322	307	265
General and administrative	144	10	5
Other expenses	18	24	17
Other expenses from managed and franchised properties	136	119	124
Total expenses from discontinued operations	3,373	3,111	2,844

Gain on sales of assets, net	1	143	—

Operating income from discontinued operations	909	1,171	970

Interest expense	(193)	(198)	(202)
Gain on foreign currency transactions	3	—	—
Other non-operating income (loss), net	(20)	(10)	46

Income from discontinued operations before income taxes	699	963	814

Income tax expense	(327)	(428)	(311)

Income from discontinued operations, net of taxes	372	535	503
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(6)	(7)	(4)
Income from discontinued operations attributable to Hilton stockholders, net of taxes	$366	$528	$499

The following table presents selected financial information of Park and HGV that was included in our consolidated statements of cash flows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Non-cash items included in net income:
Depreciation and amortization	$322	$307	$265
Gain on sales of assets, net	(1)	(143)	—

Investing activities:
Capital expenditures for property and equipment	$(255)	$(243)	$(184)
Acquisitions, net of cash acquired	—	(1,402)	—
Proceeds from asset dispositions	—	1,866	31